Other Operating (Income) Expense, Net (Tables)	12 Months Ended
Sep. 01, 2016
Other Income and Expenses [Abstract]
Schedule of Other Operating (Income) Expense, Net

For the year ended	2016	2015	2014
(Gain) loss on disposition of property, plant, and equipment	$(4)	$(17)	$10
Rambus settlement	—	—	233
Other	(2)	(28)	(11)
	$(6)	$(45)	$232